Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

Deutsche Bank Securities Inc. (“DBSI”)

German American Capital Corporation (“GACC”)

Goldman Sachs Mortgage Company (“GSMC” together with GACC, the “Loan Sellers”)

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Depositor, DBSI, Loan Sellers, Goldman Sachs & Co. LLC, Academy Securities, Inc., and Drexel Hamilton, LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to DBGS 2018-C1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-C1 (the “Transaction”). The Loan Sellers (the “Responsible Parties”) are responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 37 mortgage loans and 102 mortgage properties, herein referred to as the “Underlying Assets”, within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Parties, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Loan Sellers.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the payment date occurring in October 2018, as provided by the Loan Sellers.

•	The following Microsoft Excel (“Excel”) file provided to us by the Loan Sellers titled “DBGS 2018-1_Combined Accounting Tape 10.4_All Closed Loans.xlsx”, which includes certain attributes related to the Underlying Assets as of the Cut-off Date, shall be herein referred to as the “Final Data File”.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File.

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the client related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Loan Sellers and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “Calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.

•	The phrase “Cross Collateralization Agreement” refers to the cross collateralization file document in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.

•	The phrase “Fee Schedule” refers to the fee schedule file document included in the Loan File.

•	The phrase “Franchise Agreement” refers to the franchise agreement file document included in the Loan File.

•	The phrase “Ground Lease” refers to the ground lease, and any amendments, as included in the Loan File

•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

•	The phrase “Historical Occupancy File” refers to the historical occupancy file document included in the Loan File.

•	The phrase “Insurance Summary” refers to the evidence of insurance file document included in the Loan File.
•	The phrase “Loan Agreement” refers to the signed Loan Agreement, as included in the Loan File.

•	The phrase “Management Agreement” refers to the management agreement file document included in the Loan File.

•	The phrase “Mezzanine Loan Agreement” refers to any signed Mezzanine Loan Agreement included in the Loan File.

•	The phrase “Non-Consolidation Opinion” refers to the non-consolidation opinion file document included in the Loan File.
•	The phrase “Rent Roll” refers to the borrower rent roll file document included in the Loan File.

•	The “Reporting Period Begin Date” refers to September 7, 2018.

•	The “Reporting Period Ending Date” refers to October 6, 2018.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “Settlement Statement” refers to the settlement statement or closing agreement file document included in the Loan File.

•	The phrase “STR Report” refers to the STR report included in the loan file.

•	The phrase “Title Policy” refers to the signed title policy, as included in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “TREPP” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.

•	The phrase “Underwriting File” or “UW File” refers to the underwriting file document included in the Loan File.

The Loan Sellers provided us with the Source Documents related to the 37 mortgage loans secured by 102 mortgage properties. For the Underlying Assets set forth in the Final Data File, we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listing in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Assets as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 4, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

DBGS 2018-C1, Commercial Mortgage Pass-Through Certificates, Series 2018-C1

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Specified Attributes Provided by the Loan Sellers (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Mortgage Loan Originator	Loan Agreement	The lender, as stated in the Loan Agreement.	None
2	Properties Per Loan	Loan Agreement	If the property is located on a single parcel, then “1”. Otherwise, the count of non-contiguous parcels collateralizing the mortgage loan, as stated in the Loan Agreement.	None
3	Property Name	Appraisal Report	The property name, as stated in the Appraisal Report.	None
4	Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
5	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
6	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
7	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
8	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
9	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
10	Property Sub-Type	Appraisal Report	The property subtype, as stated in the Appraisal Report.	None
11	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
12	Year Renovated	Appraisal Report	The year renovated, as stated in the Appraisal Report, CapEx Schedule or Engineering Report.	None
13	Units/Rentable Square Ft.	Rent Roll	The total square feet or units, as stated in the Rent Roll.	None
14	Primary Unit of Measure	Rent Roll	The applicable unit of measure, as stated in the Rent Roll.	None
15	Cut-off Balance per Unit	Calculation	Computation in which the loan’s Cut-off Balance is divided by the Units/Rentable Square Ft.	None
16	Original Balance	Loan Agreement	The original principal balance, as stated in the Loan Agreement.	$1.00
17	Cut-off Balance	Calculation	For interest only loans or interest only, then amortizing loans, set equal to the Original Balance. For amortizing balloon loans, a computation of the principal balance outstanding as of the Cut-off Date based upon the respective loan’s Monthly Debt Service Payment (After IO), Remaining Term to Amortization (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
18	% of Total Cut-off Date Pool Balance	Calculation	Computation in which the Cut-off Balance was divided by the sum of the total pool Cut-off Balance.	None
19	LTV at Cut-off	Calculation

Computation in which the Cut-off Balance was divided by the Appraisal Value.

If Earnout/Holdback is “Yes”, a calculation in which the earnout amount was subtracted from the Cut-off Balance and divided by the Appraisal Value

None
20	Maturity Balance	Calculation	For interest only loans, set equal to the Original Balance. For interest only, then amortizing and amortizing balloon loans, a computation of the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Balance, Monthly Debt Service (Initial), Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate. For the Temple Towne Center mortgage loan the maturity balance as presented in the fixed amortization schedule in the Loan Agreement.	$1.00
21	LTV at Maturity	Calculation

Computation in which the Maturity Balance was divided by the Appraisal Value.

For the Pier 70 mortgage loan the Maturity Balance was divided by the as-stabilized value as presented in the Appraisal.

For Time Square Office Renton a calculation in which the earnout amount was subtracted from the Maturity Balance and divided by the Appraisal Value

None
22	U/W NOI Debt Yield	Calculation	Computation in which the UW NOI was divided by the Cut-off Balance. If Earnout/Holdback is “Yes”, a calculation in which UW NOI was divided by the earnout amount subtracted from Cut-off Balance.	None
23	U/W NCF Debt Yield	Calculation	Computation in which the UW NCF was divided by the Cut-off Balance. If Earnout/Holdback is “Yes”, a calculation in which UW NCF was divided by the earnout amount subtracted from Cut-off Balance.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
24	NOI Debt Yield at Maturity	Calculation	Computation in which the UW NOI was divided by the Maturity Balance. For Time Square Office Renton a calculation in which UW NOI was divided by the earnout amount subtracted from Maturity Balance.	None
25	NCF Debt Yield at Maturity	Calculation	Computation in which the UW NCF was divided by the Maturity Balance. For Time Square Office Renton a calculation in which UW NCF was divided by the earnout amount subtracted from Maturity Balance.	None
26	Appraisal Value	Appraisal Report	The property value, as stated in the Appraisal Report.	None
27	Date of Valuation	Appraisal Report	The date stated in the Appraisal Report referring to the Appraisal Value.	None
28	Appraiser Designation	Appraisal Report	The appraiser's designation, as stated in the Appraisal Report.	None
29	Appraisal Value As Is / Stabilized	Appraisal Report	The property value type, as stated in the Appraisal Report.	None
30	"As is" Appraisal Value	Appraisal Report

The as-is property value, as stated in the Appraisal Report.

For the Outlet Shoppes at El Paso loan the as-is value of the free release parcels were subtracted from the as-is value stated in the Appraisal Report.

None
31	"As is" Date of Valuation	Appraisal Report	The as-is date stated in the Appraisal Report referring to the "As is" Appraisal Value.	None
32	"As is" Cut-off Date LTV	Calculation	Computation in which the Cut-off Balance was divided by the "As is" Appraisal Value.	None
33	Reserve Adjusted Loan Amount	Loan Agreement	The dollar amount specified, if there is an Earnout/Holdback associated with the respective loan. “NAP” if there is no Earnout/Holdback associated with the respective loan.	None
34	Unadjusted LTV at Cut-off	Calculation	Computation in which the Cut-Off Balance was divided by the Appraisal Value; or “NAP”, for loans without an Earnout/Holdback.	None
35	Unadjusted Maturity Date LTV Ratio	Calculation	Computation in which the Maturity Balance was divided by the associated Appraisal Value; or “NAP”, for loans without an Earnout/Holdback.	None
36	Unadjusted U/W NOI Debt Yield	Calculation	Computation in which the TTM NOI was divided by the Cut-Off Balance; or “NAP”, for loans without an Earnout/Holdback.	None
37	Unadjusted U/W NCF Debt Yield	Calculation	Computation in which the TTM NCF was divided by the associated Cut-off Balance; or “NAP”, for loans without an Earnout/Holdback.	None
38	FIRREA Eligible (Yes/No)	Appraisal Report	“Yes”, if Appraisal Report conforms to FIRREA standards.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
39	Note Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
40	First Payment Date	Loan Agreement	The first monthly payment date, as stated in the Loan Agreement.	None
41	Interest Rate	Loan Agreement	The interest rate, as defined in the Loan Agreement.	None
42	Interest Calculation (30/360 / Actual/360)	Loan Agreement	The interest accrual calculation, as stated in the Loan Agreement.	None
43	Monthly Debt Service Payment (Initial)	Calculation; Loan Agreement	For interest only , then amortizing loans, a computation in which the Original Balance was multiplied by the Interest Rate and then multiplied by the Interest Calculation (30/360 / Actual/360) and divided by 12.

			For amortizing balloon loans, the monthly debt service payment amount, as stated in the Loan Agreement.	None
44	Monthly Debt Service Payment (After IO)	Calculation; Loan Agreement

For interest only and amortizing balloon loans, set equal to Monthly Debt Service Payment (Initial).

For interest only, then amortizing loans, the monthly debt service payment amount as stated in the Loan Agreement.

For the Temple Towne Center mortgage loan the monthly debt service payment amount reflects the average of the first 12 monthly principal and interest payments as presented in the fixed amortization schedule in the Loan Agreement.

None
45	Grace Period (Default)	Loan Agreement	The number of grace period days prior to triggering a default, as stated in the Loan Agreement. “0”, if there is no grace period.	None
46	Grace Period (Late Fee)	Loan Agreement	The number of grace period days prior to triggering a late fee, as stated in the Loan Agreement. “0”, if there is no grace period.	None
47	Payment Day	Loan Agreement	The day of the month of the First Payment Date.	None
48	Original Amort. Term (Months)	Calculation

Computation in which the number of payments required to fully amortize the loan based on the Monthly Debt Service Payment (After IO), Interest Rate and Original Balance.

For the Temple Towne Center mortgage loan the computation of Original Amort. Term (Months) includes the mezzanine loan.

None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
49	Original Balloon Term (Months)	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, and the corresponding Maturity/ARD Date, were counted.	None
50	Original Interest Only Period (Months)	Calculation	Computation in which the number of payments between, and including, the First Payment Date and the last interest only payment date, as stated in the Loan Agreement, were counted.	None
51	Seasoning as of Cut-off Date (Months)	Calculation	Computation in which the number of payments through and including the Cut-off Date were counted.	None
52	Remaining Term to Amortization (Months)	Calculation	Computation in which the number of months of Seasoning, as of Cut-off Date (Months), that exceed the Original Interest Only Period (Months) was subtracted from the Original Amort. Term (Months).	None
53	Remaining Term to Maturity (Months)	Calculation	Computation in which the Seasoning, as of Cut-off Date (Months), was subtracted from the Original Balloon Term (Months).	None
54	Rem IO Period	Calculation	For interest only or partial interest only loans, a computation in which the Seasoning as of Cut-off Date (Months), is subtracted from the Original Interest Only Period (Months).	None
55	Maturity/ARD Date	Loan Agreement	The maturity date or anticipated repayment date, as stated in the Loan Agreement.	None
56	ARD (Yes/No)	Loan Agreement	“No”, for all loans.	None
57	Final Maturity Date	Loan Agreement	The final maturity date, as stated in the Loan Agreement.	None
58	LockBox Type	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
59	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
60	Excess Cash Trap Trigger	Loan Agreement	The cash management springing events, as stated in the Loan Agreement.	None
61	Prepayment Provision	Calculation	Computation from the Loan Agreement in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period, defeasance period and window period, as applicable, were counted.	None
62	Lockout Expiration Date	Calculation	The lockout period expiration date, as stated in the Loan Agreement.	None
63	Prepayment / Defeasance Begin Date	Calculation	The day after the Lockout Expiration Date, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
64	Prepayment / Defeasance End Date	Calculation	The day before the open prepayment commencement Date, as stated in the Loan Agreement.	None
65	Prepayment Type	Loan Agreement	Either “defeasance” or “yield maintenance”, as stated in the respective Loan Agreement.	None
66	Amortization Type	Loan Agreement	Either “interest only then amortizing”, or “amortizing”, as stated in the Loan Agreement.	None
67	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
68	Ownership Interest	Title Policy	The ownership interest, as stated in the Title Policy.	None
69	Ground Lease Expiration Date	Ground Lease	Ground lease expiration date, as stated in the Ground Lease.	None
70	Ground Lease Extension Options	Ground Lease	Ground lease extension options, as stated in the Ground Lease.	None
71	Annual Ground Lease Payment ($)	Ground Lease	Annual ground lease payment, as stated in the Ground Lease.	None
72	Cross-Collateralized	Cross Collateralization Agreement	“Yes”, if a Cross Collateralization Agreement exists in the Loan File, otherwise “No”.	None
73	Non-Trust Pari Passu Original Balance	Loan Agreement	The non-trust pari passu original principal balance, as stated in the Loan Agreement.	$1.00
74	Non-Trust Pari Passu Cut-off Date Balance	Calculation	For interest only loans, the Non-Trust Pari Passu Original Balance, as stated in the Loan Agreement; For amortizing loans, a computation in with the Non-Trust Pari Passu Original Balance is multiplied by the Interest Rate (divided by 12), the Interest Calculation (30/360 / Actual/360), and then the number of periods between the First Payment Date and the Cut-off Date.	$1.00
75	Non-Trust Pari Passu Balloon Balance	Calculation	For interest only loans, Non-Trust Pari Passu Original Balance as stated in the Loan Agreement; For amortizing loans, a computation of the Non-Trust Pari Passu Original Balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Non-Trust Pari Passu Original Balance, Monthly Debt Service (Initial), Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
76	Non-Trust Pari Passu Monthly Debt Service Payment (Initial)	Calculation	For interest only loans, a computation in which the respective loan's Non-Trust Pari Passu Original Balance is multiplied by the Interest Calculation (30/360 / Actual/360) and the Interest Rate divided by 12; or

			For amortizing loans, a computation of the principal balance outstanding as of the respective loan’s monthly debt service based upon the respective loan’s Non-Trust Pari Passu Original Balance, Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.	None
77	Non-Trust Pari Passu Monthly Debt Service Payment (After IO)	Calculation; Loan Agreement	For interest only and amortizing balloon loans, set equal to Non-Trust Pari Passu Monthly Debt Service Payment (Initial).

			For interest only, then amortizing loans, the monthly debt service payment amount as stated in the Loan Agreement.	None
78	Existing Additional Sub Debt (Yes/No)	Mezzanine Loan Agreement	“Yes”, if additional financing is in place as of origination, otherwise “No”.	None
79	Existing Additional Sub Debt Amount	Mezzanine Loan Agreement	The loan amount, as defined in the existing additional debt loan agreement, otherwise “None”.	None
80	Existing Additional Sub Debt Description	Mezzanine Loan Agreement	The type of existing additional debt, otherwise “NAP”.	None
81	Total Debt Cut-off Balance per Unit	Calculation	Computation in which the Cut-off Date Balance and Existing Additional Sub Debt Amount were summed and then divided by the Units/Rentable Square Ft.	None
82	Total Debt Balance per Unit at Maturity	Calculation	Computation in which the total debt at maturity was divided by the Units/Rentable Square Ft.	None
83	Total Debt LTV at Cut-off	Calculation	Computation in which the Cut-off Date Balance and Existing Additional Sub Debt Amount were summed and then divided by the Appraisal Value.	None
84	Total Debt LTV at Maturity	Calculation	Computation in which the total debt at maturity was divided by the Appraisal Value.	None
85	Total Debt U/W NOI Debt Yield	Calculation	Computation in which the respective loan's UW NOI is divided by the sum of Cut-off Date Balance and Existing Additional Sub Debt Amount.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
86	Total Debt U/W NCF Debt Yield	Calculation	Computation in which the respective loan's UW NCF is divided by the sum of the Cut-off Date Balance and Existing Additional Sub Debt Amount.	None
87	Total Debt NOI Debt Yield at Maturity	Calculation	Computation in which the respective loan's UW NOI is divided by the associated total debt maturity balance.	None
88	Total Debt NCF Debt Yield at Maturity	Calculation	Computation in which the respective loan's UW NCF is divided by the associated maturity balance.	None
89	Total Debt UW NOI DSCR (After IO Period)	Calculation	Computation in which the respective loan's UW NOI is divided by the sum of the Monthly Debt Service Payment (After IO) and the existing additional financing monthly debt service payment.	None
90	Total Debt UW NCF DSCR (After IO Period)	Calculation	Computation in which the respective loan's UW NCF is divided by the sum of the Monthly Debt Service Payment (After IO) and the existing additional financing monthly debt service payment.	None
91	Future Debt Permitted (Yes/No)	Loan Agreement	“Yes”, if future debt is allowed, if applicable, according to the Loan Agreement, otherwise “No”.	None
92	Future Debt Permitted Type	Loan Agreement	The type of future debt allowed, if applicable, according to the Loan Agreement, otherwise “NAP”.	None
93	Future Debt Description	Loan Agreement	The description of the future debt, if applicable, according to the Loan Agreement, otherwise “NAP”.	None
94	Partial Prepay or Release Allowed (Yes/No)	Loan Agreement	“Yes”, if a partial prepay or release is allowed, according to the Loan Agreement, otherwise “NAP”.	None
95	Partial Prepayment or Release Description	Loan Agreement	If applicable, the description of the partial prepayment or release, according to the Loan Agreement, otherwise “NAP”.	None
96	Substitution Allowed (Yes/No)	Loan Agreement	“Yes”, if substitution is allowed, according to the Loan Agreement, otherwise “No”.	None
97	Substitution Description	Loan Agreement	If applicable, the description of the substitution, according to the Loan Agreement, otherwise “NAP”.	None
98	Third Most Recent Occupancy	Underwriting File; Historical Occupancy File	The third most recent occupancy, as stated in either the UW File or the Historical Occupancy File.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
99	Third Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	The third most recent occupancy date, as stated in either the UW File or the Historical Occupancy File.	None
100	Second Most Recent Occupancy	Underwriting File; Historical Occupancy File	The second most recent occupancy, as stated in either the UW File or the Historical Occupancy File.	None
101	Second Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	The second most recent occupancy date, as stated in either the UW File or the Historical Occupancy File.	None
102	Most Recent Physical Occupancy	Underwriting File; Historical Occupancy File	The most recent occupancy, as stated in either the UW File or the Historical Occupancy File.	None
103	Most Recent Rent Roll/Census Date	Underwriting File; Historical Occupancy File	The most recent occupancy date, as stated in either the UW File or the Historical Occupancy File.	None
104	Major Tenant Name # 1	Rent Roll	Name of the largest tenant, as stated in the Rent Roll.	None
105	Major Tenant Sq. Ft. # 1	Rent Roll	Total square feet of the largest tenant, as stated in the Rent Roll.	None
106	Major Tenant Lease Expiration Date # 1	Rent Roll	Lease expiration date of the largest tenant, as stated in the Rent Roll.	None
107	Major % of Sq. Ft. # 1	Calculation	The Major Tenant Sq. Ft. # 1 divided by the Units/Rentable Square Ft.	None
108	Major Tenant Name # 2	Rent Roll	Name of the second largest tenant, as stated in the Rent Roll.	None
109	Major Tenant Sq. Ft. # 2	Rent Roll	Total square feet of the second largest tenant, as stated in the Rent Roll.	None
110	Major Tenant Lease Expiration Date # 2	Rent Roll	Lease expiration date of the second largest tenant, as stated in the Rent Roll.	None
111	Major % of Sq. Ft. # 2	Calculation	The Major Tenant Sq. Ft. # 2 divided by the Units/Rentable Square Ft.	None
112	Major Tenant Name # 3	Rent Roll	Name of the third largest tenant, as stated in the Rent Roll.	None
113	Major Tenant Sq. Ft. # 3	Rent Roll	Total square feet of the third largest tenant, as stated in the Rent Roll.	None
114	Major Tenant Lease Expiration Date # 3	Rent Roll	Lease expiration date of the third largest tenant, as stated in the Rent Roll.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
115	Major % of Sq. Ft. # 3	Calculation	The Major Tenant Sq. Ft. # 3 divided by the Units/Rentable Square Ft.	None
116	Major Tenant Name # 4	Rent Roll	Name of the fourth largest tenant, as stated in the Rent Roll.	None
117	Major Tenant Sq. Ft. # 4	Rent Roll	Total square feet of the fourth largest tenant, as stated in the Rent Roll.	None
118	Major Tenant Lease Expiration Date # 4	Rent Roll	Lease expiration date of the fourth largest tenant, as stated in the Rent Roll.	None
119	Major % of Sq. Ft. # 4	Calculation	The Major Tenant Sq. Ft. # 4 divided by the Units/Rentable Square Ft.	None
120	Major Tenant Name # 5	Rent Roll	Name of the fifth largest tenant, as stated in the Rent Roll.	None
121	Major Tenant Sq. Ft. # 5	Rent Roll	Total square feet of the fifth largest tenant, as stated in the Rent Roll.	None
122	Major Tenant Lease Expiration Date # 5	Rent Roll	Lease expiration date of the fifth largest tenant, as stated in the Rent Roll.	None
123	Major % of Sq. Ft. # 5	Calculation	The Major Tenant Sq. Ft. # 5 divided by the Units/Rentable Square Ft.	None
124	Most Recent # of Months	Underwriting File	The number of months in the most recent operating statement period.	None
125	Most Recent Operating Statement Date	Underwriting File	The date of the most recent financial period included in the associated loan's UW File.	None
126	Most Recent EGI	Underwriting File	The effective gross income, as stated in the UW File.	$1.00
127	Most Recent Expenses	Underwriting File	The most recent expenses, as stated in the UW File.	$1.00
128	Most Recent NOI	Underwriting File	The most recent net operating income, as stated in the UW File.	$1.00
129	Most Recent Capital Items	Underwriting File	The most recent capital items, as stated in the UW File.	$1.00
130	Most Recent NCF	Underwriting File	The most recent net cash flow, as stated in the UW File.	$1.00
131	Second Most Recent Operating Statement Date	Underwriting File	The date of the second most recent financial period included in the associated loan's UW File.	$1.00
132	Second Most Recent EGI	Underwriting File	The effective gross income, as stated in the UW File.	$1.00
133	Second Most Recent Expenses	Underwriting File	The second most recent expenses, as stated in the UW File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
134	Second Most Recent NOI	Underwriting File	The second most recent net operating income, as stated in the UW File.	$1.00
135	Second Most Recent Capital Items	Underwriting File	The second most recent capital items, as stated in the UW File.	$1.00
136	Second Most Recent NCF	Underwriting File	The second most recent net cash flow, as stated in the UW File.	$1.00
137	Third Most Recent Operating Statement Date	Underwriting File	The date of the third most recent financial period included in the associated loan's UW File.	$1.00
138	Third Most Recent EGI	Underwriting File	The effective gross income, as stated in the UW File.	$1.00
139	Third Most Recent Expenses	Underwriting File	The third most recent expenses, as stated in the UW File.	$1.00
140	Third Most Recent NOI	Underwriting File	The third most recent net operating income, as stated in the UW File.	$1.00
141	Third Most Recent Capital Items	Underwriting File	The third most recent capital items, as stated in the UW File.	$1.00
142	Third Most Recent NCF	Underwriting File	The third most recent net cash flow, as stated in the UW File.	$1.00
143	UW NCF DSCR (Current)	Calculation	Computation in which the UW NOI was divided by the Monthly Debt Service Payment (Initial).	None
144	UW NCF DSCR (After IO Period)	Calculation	Computation in which the UW NOI was divided by the Monthly Debt Service Payment (After IO).	None
145	UW NOI DSCR (Current)	Calculation	Computation in which the UW NCF was divided by the Monthly Debt Service Payment (Initial).	None
146	UW NOI DSCR (After IO Period)	Calculation	Computation in which the UW NCF was divided by the Monthly Debt Service Payment (After IO).	None
147	UW Revenues	Underwriting File	The total revenues, as stated in UW column of the UW File.	$1.00
148	UW EGI	Underwriting File	The effective gross income, as stated in the UW column of the UW File.	$1.00
149	UW Expenses	Underwriting File	The expenses, as stated in the UW column of the UW File.	$1.00
150	UW NOI	Underwriting File	The net operating income, as stated in the UW column of the UW File.	$1.00
151	UW Replacement Reserves	Underwriting File	The replacement reserves, as stated in the UW column of the UW File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
152	UW TI/LC	Underwriting File	The total TI/LCs, as stated in the UW column of the UW File.	$1.00
153	UW NCF	Underwriting File	The net cash flow, as stated in the UW column of the UW File.	$1.00
154	UW Vacancy	Underwriting File	The underwritten vacancy, as stated in the UW column of the UW File.	None
155	ADR ($)	STR Report	The ADR, as stated in the STR Report of the applicable loan, otherwise “NAP”.	None
156	RevPAR ($)	STR Report	The RevPAR , as stated in the STR Report of the applicable loan, otherwise “NAP”.	None
157	Replacement Reserve taken at Closing	Loan Agreement/ Settlement Statement	The initial replacement escrow, as stated in the Loan Agreement.	None
158	Monthly Replacement Reserve	Loan Agreement/ Settlement Statement	The ongoing replacement escrow, as stated in the Loan Agreement.	None
159	Replacement Reserve Cap	Loan Agreement/ Settlement Statement	The replacement reserve cap, as stated in the Loan Agreement.	None
160	Replacement Reserve Interest to Borrower	Loan Agreement	“Yes”, if the interest on the replacement reserve fund is the property of the borrower, as stated in the loan agreement. “No”, if the interest on the replacement reserve is the property of the lender, as stated in the Loan Agreement.	None
161	TI/LC taken at Closing	Loan Agreement/ Settlement Statement	The initial TI/LC reserve, as stated in the Loan Agreement.	None
162	Monthly TI/LC	Loan Agreement/ Settlement Statement	The ongoing TI/LC reserve, as stated in the Loan Agreement.	None
163	TI/LC Reserve Cap	Loan Agreement/ Settlement Statement	The TI/LC reserve cap, as stated in the Loan Agreement.	None
164	TI/LC Reserve Interest to Borrower	Loan Agreement	“Yes”, if the interest on the TI/LC reserve fund is the property of the borrower, as stated in the loan agreement. “No”, if the interest on the TI/LC reserve is the property of the lender, as stated in the Loan Agreement.	None
165	Tax at Closing	Loan Agreement/ Settlement Statement	The initial tax reserve, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
166	Monthly Tax Constant / Escrow	Loan Agreement/ Settlement Statement	The ongoing tax reserve, as stated in the Loan Agreement.	None
167	Tax Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	“Yes”, if the interest on the tax reserve fund is the property of the borrower, as stated in the loan agreement. “No”, if the interest on the tax reserve is the property of the lender, as stated in the Loan Agreement.	None
168	Insurance at Closing	Loan Agreement/ Settlement Statement	The initial insurance reserve, as stated in the Loan Agreement	None
169	Monthly Insurance Constant / Escrow	Loan Agreement/ Settlement Statement	The ongoing insurance reserve, as stated in the Loan Agreement.	None
170	Insurance Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	“Yes”, if the interest on the insurance reserve fund is the property of the borrower, as stated in the loan agreement. “No”, if the interest on the insurance reserve is the property of the lender, as stated in the Loan Agreement.	None
171	Engineering Reserve taken at Closing	Loan Agreement/ Settlement Statement	The initial engineering reserve, as stated in the Loan Agreement.	None
172	Engineering Reserve Interest to Borrower	Loan Agreement/ Settlement Statement	The ongoing engineering reserve, as stated in the Loan Agreement.	None
173	Confirm Required Repairs are escrowed at 125% (Yes/No)	Loan Agreement/ Settlement Statement	“Yes”, if the required repairs reserve is escrowed at 125%, as stated in the Loan Agreement. “No”, if the required repairs reserve is escrowed less than 125%, and “NAP” if there is no required repairs reserve escrowed at closing.	None
174	Other Reserve at Closing	Loan Agreement/ Settlement Statement	The sum of all other initial reserves, as stated in the Loan Agreement.	None
175	Monthly Other Reserve	Loan Agreement/ Settlement Statement	The sum of all other monthly reserves, as stated in the respective loan's Loan Agreement.	None
176	Description Other Reserve	Loan Agreement/ Settlement Statement	The description of all other initial and monthly reserves, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
177	Other Reserve Cap	Loan Agreement/ Settlement Statement	The cap of all other initial and monthly reserves, as stated in the Loan Agreement.	None
178	Other Reserve Interest to Borrower	Loan Agreement	“Yes”, if the interest on the other reserve is the property of the borrower, as stated in the loan agreement, “No”, if the interest on the other reserve is the property of the lender, as stated in the Loan Agreement.	None
179	Borrower	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
180	Related Principal	Calculation	Underlying assets with related borrowers are assigned a “Yes”, otherwise “No”.	None
181	Owner Occupancy > 5%	Calculation	If the owner occupies more than 5% of the Units/Rentable Square Ft., then “Yes”, otherwise “No”.	None
182	Sponsor	Guaranty Agreement	The sponsor, as stated in the guaranty agreement.	None
183	Earthquake Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Certificates.	None
184	Terrorism Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Certificates.	None
185	Windstorm Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Certificates.	None
186	Environmental Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Certificates.	None
187	Date of Engineering Report	Engineering Report	The date of the report, as stated in the Engineering Report.	None
188	Date of Phase I Report	Environmental Report	The date of the report, as stated in the Environmental Report.	None
189	Date of Phase II Report (if applicable)	Environmental Report	“Yes”, when a Phase II report was listed in the follow up actions section of the Environmental Report; or “No”, when the follow up actions section does not include a Phase II.	None
190	Date of Seismic Report	Seismic Report	The report date, as stated in the Seismic Report; or “NAP”, if no Seismic Report is in the Loan file.	None
191	PML/SEL (%)	Seismic Report	The 475 year PML, as stated in the Seismic Report; or “NAP”, if no Seismic Report in the Loan File.	None
192	Franchise Flag	Franchise Agreement	Hotel chain affiliation, as stated in the Management Agreement, otherwise “NAP”.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
193	Franchise Agreement Expiration Date	Franchise Agreement	The Franchise Agreement expiration date, as stated in the Franchise Agreement, otherwise “NAP”.	None
194	SPE	Loan Agreement	“Yes”, if the borrower is a Single Purpose Entity, as stated in the Loan Agreement.	None
195	Independent Director (Yes/No)	Loan Agreement	“Yes”, when there is an independent director rider to the Loan Agreement; or “No”, when there is no independent director rider.	None
196	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion	“Yes”, when a non-consolidation opinion is included in the Loan File; or “No”, when no non-consolidation opinion is included in the Loan File.	None
197	Single Tenant (Yes/No)	Rent Roll	“Yes”, if the property is single tenant. Otherwise, “No”.	None
198	Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
199	Property Manager	Management Agreement	The property manager, as stated in the Management Agreement.	None
200	TIC	Loan Agreement	“Yes”, if the borrowers represent tenants in common. Otherwise, “No”.	None
201	Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement	“Yes”, if the borrowers represent a Delaware statutory trust. Otherwise, “No”.	None
202	Loan Purpose	Settlement Statement	The loan purpose, as shown in the Settlement Statement.	None
203	Previous Securitization	TREPP	Per Trepp.com, if the property has been previously securitized, then “Yes”. Otherwise, “No”.	None
204	Assumption Fee	Loan Agreement	The assumption fee, as stated in the Loan Agreement.	None
205	Letter of Credit	Loan Agreement	If there is a letter of credit on the loan, as stated in the Loan Agreement, otherwise “None”.	None
206	Earnout/Holdback	Loan Agreement	If there is an earnout or a holdback on the loan, as stated in the Loan Agreement, otherwise “No”.	None
207	Earnout/Holdback Description	Loan Agreement	If applicable, the description of the earnout or the holdback, as stated in the Loan Agreement.	None
208	Total Administrative Fee	Fee Schedule	The total administrative fee, as stated in the Fee Schedule.	None
209	Sub Serviced (Y/N)	Fee Schedule	“Yes”, if the loan will be sub serviced. Otherwise, “No”.	None
210	Sub Servicer Name	Fee Schedule	If applicable, the name of the sub servicer.	None
211	Sub Servicer Cashiering	Fee Schedule	If applicable, whether or not the sub servicer is cashiering.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

DBGS 2018-C1, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
212	Sub Servicer Fee Rate	Fee Schedule	If applicable, the fee rate of the sub servicer.	None
213	Pari Passu Primary Servicing Fee	Fee Schedule	If applicable, the pari passu primary servicing fee, as stated in the Fee Schedule.	None
214	Master	Fee Schedule	The master fee, as stated in the Fee Schedule.	None
215	Primary	Fee Schedule	The primary fee, as stated in the Fee Schedule.	None
216	Trustee/Administrator Fee	Fee Schedule	The trustee/administrator fee, as stated in the Fee Schedule.	None
217	Operating Advisor Fee	Fee Schedule	The operating advisor fee, as stated in the Fee Schedule.	None
218	CREFC Fee	Fee Schedule	The CREFC fee, as stated in the Fee Schedule.	None
219	Report Period Beginning Schedule Loan Balance Amount	Calculation	The balance of the loan based on the Reporting Period Begin Date.	$1.00
220	Report Period Ending Schedule Loan Balance Amount	Calculation	The balance of the loan based on the Reporting Period Ending Date.	$1.00
221	Reporting Period Scheduled Interest Amount	Calculation	The interest amount due between the Reporting Period Begin Date and Reporting Period Ending Date.	None
222	Reporting Period Scheduled Principal Amount	Calculation	The principal amount due between the Reporting Period Begin Date and Reporting Period Ending Date.	None
223	Loan Structure Code	Loan Agreement	The loan structure code, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

DBGS 2018-C1, Commercial	EXHIBIT B
Mortgage Pass-Through Certificates, Series 2018-C1
Loan File Review Procedures

Specified Attributes Provided by the Loan Sellers (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Loan Sellers. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Internal Loan ID
3	Property Flag
4	AL Originator
5	Mortgage Loan Seller
6	Sort
7	Cut-off Date
8	Pari Passu Controlling Note (“Yes”/”No”)
9	Credit Estimate (M/F/D)
10	Loan Status
11	Loan Meets Loan Seller's UW Criteria ("true" / "false")
12	Mortgage Loan terms modified through reporting period? (“true”/”false”)

Below is a list of Specified Attributes relating to certain Underlying Assets in which we did not perform any procedures. The applicable Source Document for those Specified Attributes was not provided, and the corresponding value listed in the Final Data File was provided to us by the Loan Sellers.

Loan Name	Specified Attribute	Value
Christiana Mall	Ground Lease Expiration Date
Christiana Mall	Ground Lease Extension Options
Christiana Mall	Annual Ground Lease Payment ($)
3307 Southwest 26th Avenue	Major Tenant Lease Expiration Date # 1	9/30/2020
Time Square Office Renton	Second Most Recent Occupancy	73.70%
Time Square Office Renton	Second Most Recent Occupancy Date	12/31/2017
Time Square Office Renton	Third Most Recent Occupancy	95.40%
Time Square Office Renton	Third Most Recent Occupancy Date	12/31/2016

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22